Summary of share capital (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance	$ 13,161	$ 21,035
Balance	$ 7,097	$ 26,227
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares	3,140,621	1,847,593
Balance	$ 22,486	$ 13,517
Granted	34,292
Granted, Amount	$ 114
Balance, shares	3,174,913	3,061,560
Balance	$ 22,600	$ 22,002
Deemed issuance of shares to Aeterna shareholders, shaes		1,213,967
Deemed issuance of shares to Aeterna shareholders, Amount		$ 8,485